Supplemental cash flow information - Disclosure of changes in noncash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flows Information [Abstract]
Receivables and receivable due from related party	$ 678	$ 5,643
Prepaid expenses and deposits	(9)	10
Accounts payable, accrued liabilities and payable due to related party	1,206	1,445
Change in non-cash working capital	$ 1,875	$ 7,098